As filed with the Securities and Exchange Commission on April 14, 2017

                                                            File Nos. 33-12988
                                                                     811-05088

                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                          Pre-Effective Amendment No.

                       Post-Effective Amendment No. 107                 X

                                     and/or

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                              Amendment No. 109                         X

                               THE AB PORTFOLIOS
               (Exact Name of Registrant as Specified in Charter)

               1345 Avenue of the Americas, New York, N.Y. 10105
               (Address of Principal Executive Office) (Zip Code)

             (Registrant's Telephone Number, including Area Code):
                                 (800) 221-5672


                                EMILIE D. WRAPP
                             AllianceBernstein L.P.
               1345 Avenue of the Americas, New York, N.Y. 10105
                    (Name and address of Agent for Service)

                          Copies of communications to:
                                 Paul M. Miller
                              Seward & Kissel LLP
                                901 K Street, NW
                                   Suite 800
                              Washington, DC 20001

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

         [ ]     immediately upon filing pursuant to paragraph (b)
         [X]     on April 24, 2017 pursuant to paragraph (b)
         [ ]     60 days after filing pursuant to paragraph (a)(1)
         [ ]     on (date) pursuant to paragraph (a)(1)
         [ ]     75 days after filing pursuant to paragraph (a)(2)
         [ ]     on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

      [X] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                Explanatory Note

This Post-Effective Amendment No. 107 under the Securities Act of 1933, as amended (the "Securities Act") (Amendment No. 109 under the Investment Company Act of 1940, as amended (the "1940 Act")), to the registration statement on Form N-1A (the "Registration Statement") of The AB Portfolios (the "Registrant") is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act solely for the purpose of delaying, until April 24, 2017, the effectiveness of the registration statement for AB Balanced Wealth Strategy (the "Fund") filed in Registrant's Post-Effective Amendment No. 106 under the Securities Act (Amendment No. 108 under the 1940 Act) on February 10, 2017, pursuant to paragraph (a) of Rule 485 under the Securities Act. No other series of the Registrant is affected by the filing.

This Post-Effective Amendment No. 107 incorporates by reference the information for the Fund contained in Parts A, B and C of Post-Effective Amendment No. 106 to the Registrant's Registration Statement.

                                   SIGNATURES
                                   ----------

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York and the State of New York, on 14th day of April, 2017.

                                            THE AB PORTFOLIOS

                                            By:  /s/ Robert M. Keith*
                                                 ---------------------
                                                     Robert M. Keith
                                                     President

      Pursuant to the requirements of the Securities Act of l933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

   Signature                           Title                Date
   ---------                           -----                ----

1) Principal Executive Officer:

   /s/ Robert M. Keith*                President and        April 14, 2017
   --------------------                Chief Executive
       Robert M. Keith                 Officer


2) Principal Financial and
   Accounting Officer:

   /s/ Joseph J. Mantineo              Treasurer and        April 14, 2017
   ----------------------              Chief Financial
       Joseph J. Mantineo              Officer


3) The Trustees:
   ------------

   John H. Dobkin*
   Michael J. Downey*
   William H. Foulk, Jr.*
   D. James Guzy*
   Nancy P. Jacklin*
   Robert M. Keith*
   Carol C. McMullen*
   Garry L. Moody*
   Marshall C. Turner, Jr.*
   Earl D. Weiner*


   *By: /s/  Eric C. Freed                                  April 14, 2017
        -------------------
             Eric C. Freed
             (Attorney-in-Fact)